Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Cost of sales	$ 2,570,840	$ 3,128,237
Selling and distribution	498,738	464,474
Administrative expenses	74,486	60,367
Total expenses by function	3,144,064	3,653,078
Cost of raw materials and purchased methanol	2,169,027	2,742,370
Ocean freight and other logistics	334,650	399,293
Employee expenses, including share-based compensation	184,171	182,519
Other expenses	112,089	83,593
Cost of sales and operating expenses	2,799,937	3,407,775
Depreciation and amortization	344,127	245,303
Total expenses by nature	$ 3,144,064	$ 3,653,078